Effects Of Covid-19 On The Group	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Effects Of Covid-19 On The Group
44. EFFECTS OF
COVID-19
ON THE GROUP
On March 11, 2020, the World Health Organization declared the outbreak of the new coronavirus
(COVID-19)
as a pandemic
.
With the recent and rapid development of this outbreak, the countries where the Group has operations have required the entities to limit or suspend commercial operations and implemented travel restrictions and quarantine measures. In this regard, on March 19, 2020, the National Executive Branch, by means of Decree No. 297/2020, established the social, preventive and compulsory isolation.

By virtue of that decree, the Group: (i) temporarily suspended the production and dispatch of cement, concrete, and aggregate operations until the necessary conditions to resume activities were in place; (ii) temporarily suspended the construction project of the second line of the L’Amalí plant in Olavarría city, until the necessary conditions were met to resume activities; (iii) implemented the use of remote work for all administrative employees of the Group; and (iv) created a crisis committee to monitor and evaluate the implementation of measures to mitigate the effects resulting from this situation.
From the date of the aforementioned decree and until the date of issuance of these consolidated financial statements, certain activities and services have been authorized by the National Executive due to a gradual flexibilization of the isolation scheme established in March.
According to the flexibilization mentioned above, the Company has resumed the production and dispatch of cement, concrete and aggregate operations since April 6, 2020, working with the current volumes of market demand which are about 5.6% below the volumes recorded in the previous fiscal year.
On the other hand, the Company obtained the authorization to resume the second-line works in L’Amalí plant, under the strict sanitary protocols established by the Provincial Government and the Group.
In relation to the railway activity operated through the subsidiary Ferrosur Roca S.A., due to the situation described above, on April 13, 2020, this subsidiary submitted before the Ministry of Labor, Employment and Security of the Nation a preventive crisis procedure for the purpose of applying for certain benefits stipulated in article 6(b) of the Necessity and Urgency Decree No. 332 of 2020. As a result of this submission, such company obtained Work and Production Assistance (“ATP”) for the months of April and May; further negotiations were held with the unions that ended up in a joint submission for the payment of non-remunerative
sums and in the
putting-off
of some additional measures, such as
lay-offs,
all of which were carried out under the proceedings of the crisis preventive process referred to above. These steps were taken to minimize the serious economic effects that triggered the crisis in Argentina and the measures adopted to deal with
COVID-19
with respect to the activities carried out by Ferrosur Roca S.A. During the second half of this fiscal year, Ferrosur Roca S.A. achieved a limited recovery in volume after capturing new businesses. Nevertheless, in the current context of operation and industry in general, tariffs are losing competitiveness due to the inflation and devaluation process on the operating costs of that company.

Finally, as of the date of issuance of these consolidated financial statements, the Group continues its evaluations in order to adapt its operational structure to the current volumes of operation, working jointly with the various control agencies, and different industry stakeholders, and has not identified any adjustments in the valuation of assets or in relation to the adequacy of liabilities to be recognized in these consolidated financial statements.